SIGNIFICANT EVENTS DURING THE PERIOD (Details Narrative) $ / shares in Units, ₪ in Thousands																1 Months Ended		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
		Dec. 31, 2023 shares	Oct. 07, 2023 USD ($)	Aug. 16, 2023 shares	Jul. 26, 2023 shares	Jul. 07, 2023 USD ($) $ / shares shares	Jul. 07, 2023 ILS (₪) shares	Jul. 07, 2023 $ / shares	Jul. 01, 2023 USD ($) $ / shares shares	Jun. 26, 2023 USD ($)	Jun. 18, 2023	Jun. 01, 2023 USD ($) shares	May 01, 2023 USD ($) shares	Feb. 01, 2023 USD ($) $ / shares shares	Jan. 01, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jan. 31, 2023	Mar. 31, 2023 USD ($)	Sep. 30, 2022 USD ($) shares	Nov. 30, 2023 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 shares	Dec. 31, 2022 USD ($) $ / shares shares		Dec. 31, 2021 USD ($) $ / shares shares		Jul. 07, 2023 ILS (₪)
Employee stock ownership plan									10,237,740
Employee stock ownership plan | $									$ 92,102,000
Share price | $ / shares									$ 0.0001
Notes payable | $																		$ 437,190,000
Conversion description				The Purchasers agreed to amend the terms of the note, to extend the maturity date to December 31, 2024, and to amend the conversion price thereof to $0.005.
Preferred stock voting rights											the holders of the majority (the “Majority Holders”) of the Company outstanding convertible Preferred Series A Shares par value $0.0001 per share (the “Preferred Shares”) agreed to provide that each Preferred Share shall have voting rights equal to 3,000 shares of the Company’s Common Stock which may be voted at any meeting or any action of the Company shareholders at which the holders of the Common Stock are entitled to participate.
Common stock, par value | $ / shares																					$ 0.0001		$ 0.0001		$ 0.0001
Stock issued during period shares issued for services | $	[1]																						$ 1,356,000		$ 528,000
Proceeds from issuance of private placement | $																				$ 523,569
Stock options exercised																							6,904,087
Aggregate gross proceeds | $																					$ 406,494
Number of shares and warrants																					40,649,400
Proceeds from Other Debt | $																$ 720,000,000
Warrants cancelled																600,000
Stock Issued During Period, Value, New Issues | $										$ 70,000,000													$ 102,000		$ 299,000
Series A Preferred Stock [Member]
Conversion of stock shares issued				67,068	2,334
Common Stock Purchase Warrants [Member]
Share price | $ / shares																$ 0.01
Warrant [Member]
Share price | $ / shares																$ 0.04
Subsequent Event [Member]
Proceeds from Other Debt | $			$ 117,075,000
Common Stock [Member]
Common stock, par value | $ / shares																					$ 0.04
Additional common shares																			200,000			200,000	2,684,472	[2]	45,690,956	[2]
Stock issued during period shares other	[2]																								65,795,623
Stock Issued During Period, Value, New Issues | $																									$ 5,000
Ron Mekler [Member]
Employee stock ownership plan															500,000
Employee stock ownership plan | $															$ 21,498,000
Vesting rights															Upon grant, the options vest as follows: (i) 50% following 12 months on the first anniversary of the appointment and (ii) the balance of shares of Common Stock, in four (4) consecutive fiscal quarters, beginning with the quarter ending March 31, 2024.
Share price | $ / shares															$ 0.0001
Ron Mekler [Member] | Subsequent Event [Member]
Employee stock ownership plan															500,000
Employee stock ownership plan | $															$ 21,498
Vesting rights															Upon grant, the Options vest as follows: (i) 50% following 12 months on the first anniversary of the appointment and (ii) the balance of shares of Common Stock, in four (4) consecutive fiscal quarters, beginning with the quarter ending March 31, 2024. The Option shall be exercisable at a per share exercise price of $0.0001 and shall otherwise be subject to the other terms and conditions specified in an Option Grant Agreement to be entered into between Mr. Mekler and the Company
Share price | $ / shares															$ 0.0001
Common stock, par value | $ / shares															$ 0.0001
Adi Shemer [Member]
Employee stock ownership plan														1,000,000
Employee stock ownership plan | $														$ 20,498
Vesting rights														Upon grant, the options vest as follows: (i) 33% on the 12 month anniversary of the appointment and (ii) the balance of shares of Common Stock, in eight (8) consecutive fiscal quarters, beginning with the quarter ending April 31, 2024.
Share price | $ / shares														$ 0.0001
Adi Shemer [Member] | Subsequent Event [Member]
Employee stock ownership plan														1,000,000
Employee stock ownership plan | $														$ 20,498
Vesting rights														Upon grant, the Options vest as follows: (i) 33% following 12 months on the first anniversary of the appointment and (ii) the balance of shares of Common Stock, in eight (8) consecutive fiscal quarters, beginning with the quarter ending April 31, 2024. The Option shall be exercisable at a per share exercise price of $0.0001 and shall otherwise be subject to the other terms and conditions specified in an Option Grant Agreement to be entered into between Mr. Shemer and the Company
Share price | $ / shares														$ 0.0001
Common stock, par value | $ / shares														$ 0.0001
Investor Two [Member]
Conversion description																the Purchasers and the company agreed to amend the terms of the notes to extend the maturity date of each note to December 31, 2024, and to amend the conversion price thereof to $0.00561 (in the case of note purchased from Leonite Funding LP) and $0.005 (in the case of the note purchased from Diagonal Lending LLC).		the following terms: (i) the note was amended so that the fixed conversion price is $0.022, (ii) the principal amount of the Note was increased by $7,500, (iii) if any portion of the balance due under the Note remains outstanding on April 30, 2023, an extension fee equal to 15% of such outstanding balance was to be added to it, (iv) the Maturity Date with respect to all outstanding amounts advanced under the Note was amended to July 31, 2023 and (v) several sale limitations on trading during the period beginning on the effective date of the agreement and ending on the amended maturity date were instituted. The warrant exercise price was adjusted accordingly.
Investor Two [Member] | Subsequent Event [Member]
Conversion description																	the company reached the following understanding with the Investor: (i) the note shall be amended so that the Fixed Conversion Price is $0.022, (ii) the Note shall be increased by $7,500, (iii) if any portion of the balance due under the Note remains outstanding on April 30, 2023, an extension fee equal to 15% of such outstanding balance shall be added to it. (iv) The Maturity Date with respect to all Tranches advanced under the Note shall be amended to be July 31, 2023. (v) several sale limitations on trading during the period beginning on the Effective Date and ending on the Amended Maturity Date
CRM Campaigns [Member]
Employee stock ownership plan													500,000
Employee stock ownership plan | $													$ 7,489,000
Vesting rights													Up on grant, the options vest as follows: (i) 33% following 12 months anniversary of the appointment and (ii) the balance of shares of Common Stock, in eight (8) consecutive quarters, beginning with the quarter ending April 30, 2024. The option is exercisable, for a period of 2 years after reaching full vesting, at a per share exercise price of $0.0001 and shall otherwise be subject to the other terms and conditions specified in a Stock Option Agreement to be entered into between the consultant and the Company.
Consultant [Member]
Employee stock ownership plan												500,000
Employee stock ownership plan | $												$ 5,414,000
Vesting rights												Upon grant, the options vest on a monthly basis over a period of 3 months from grant. The option is exercisable for a period of two years following vesting, at a per share exercise price of $0.0001 and shall otherwise be subject to the other terms and conditions specified in a Stock Option Agreement to be entered into between the consultant and the Company.
Mr Porat [Member] | Subsequent Event [Member]
Additional common shares		14,500,000
Chief Executive Officer [Member]
Employee stock ownership plan						11,500,000	11,500,000
Common stock, par value | $ / shares						$ 0.0001		$ 0.0001
Stock issued during period shares issued for services						$ 10,810,000	₪ 40,000
Deferred salary | ₪																											₪ 20,000
Proceeds from issuance of private placement | $						$ 1,000,000
Employee compensation description								Under the Agreement, Mr. Shemer is also entitled to the following: (i) Manager’s Insurance under Israeli law to which SleepX contributes amounts equal to (a) 8-1/3 percent for severance payments, and 6.5%, or up to 7.5% (including disability insurance) designated for premium payment (and Mr. Shemer contributes an additional 6%) of each monthly salary payment, and (b) 7.5% of his salary (with Mr. Shemer contributing an additional 2.5%) to an education fund, a form of deferred compensation program established under Israeli law. Either Mr. Shemer or SleepX is entitled to terminate the employment at any time upon 30 days prior notice.
Stock options exercised						1,000,000	1,000,000
Investor [Member]
Common stock, par value | $ / shares																$ 0.0001
Stock issued during period shares other																135,000,000

[1]	includes stock-based compensation of $1,049,379 and $485,096 respectively.
[2]	The number of preferred and common shares outstanding were retroactively adjusted as a result of a reverse merger and reverse split. See Note 1 and Note 9.